Fair values measurement (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Non-current derivative financial assets	$ 417	$ 0
Non-current derivative financial liabilities	92
Long -term borrowings	31,750	37,000
Financial liabilities	41,325	48,971
Financial liabilities measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Non-current derivative financial liabilities	92
Financial liabilities, at fair value	92
At fair value [member] | Financial liabilities measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Non-current derivative financial liabilities	92
At fair value [member] | Financial liabilities not measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Long -term borrowings	32,155	37,961
At fair value [member] | Level 2 [member] | Financial liabilities measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Non-current derivative financial liabilities	92
At fair value [member] | Level 2 [member] | Financial liabilities not measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Long -term borrowings	32,155	37,961
Financial liabilities not measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Long -term borrowings	31,750	37,000
Financial liabilities	31,750	$ 37,000
Financial assets measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Non-current derivative financial assets	417
Financial assets, at fair value	417
Financial assets measured at fair value [member] | At fair value [member]
Disclosure of fair value measurement of assets [line items]
Non-current derivative financial assets	417
Financial assets measured at fair value [member] | At fair value [member] | Level 2 [member]
Disclosure of fair value measurement of assets [line items]
Non-current derivative financial assets	$ 417